EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.5%

Argentina — 7.9%
Consumer Discretionary — 7.9%
Despegar.com*	56,851	$403,642
MercadoLibre*	51,676	44,010,899
Total Argentina		44,414,541

Brazil — 3.0%
Consumer Discretionary — 0.9%
Afya, Cl A*	19,320	379,638
B2W Cia Digital*	243,031	4,051,934
CVC Brasil Operadora e Agencia de Viagens*	177,900	467,098
		4,898,670
Information Technology — 2.1%
Pagseguro Digital, Cl A*	218,619	6,936,781
StoneCo, Cl A*	164,102	5,198,751
		12,135,532
Total Brazil		17,034,202

China — 39.5%
Communication Services — 14.0%
58.com ADR*	104,800	5,031,448
Autohome ADR(A)	73,156	5,627,891
Baidu ADR*	194,882	20,764,677
Bilibili ADR* (A)	136,922	4,440,381
Bitauto Holdings ADR*	54,677	704,240
DouYu International Holdings ADR* (A)	96,247	866,223
HUYA ADR* (A)	19,496	302,578
iQIYI ADR* (A)	158,426	2,628,287
JOYY ADR*	41,933	2,560,010
Momo ADR*	171,371	3,324,597
NetEase ADR	66,029	25,282,504
Qutoutiao ADR* (A)	134,969	321,226
SINA*	74,952	2,346,747
Sogou ADR* (A)	88,020	280,784
So-Young International ADR* (A)	84,673	783,225
Tencent Music Entertainment Group ADR*	156,147	2,017,419
Weibo ADR* (A)	35,280	1,085,566
		78,367,803
Consumer Discretionary — 24.4%
Alibaba Group Holding ADR*	184,711	38,307,214
Baozun ADR*	20,469	542,224
GSX Techedu ADR* (A)	130,502	4,092,543
JD.com ADR*	636,535	34,582,946
Pinduoduo ADR*	578,038	38,653,401
Ruhnn Holding ADR*	57,715	177,762
Trip.com Group ADR*	500,609	13,301,181
Uxin ADR*	202,788	310,266
Vipshop Holdings ADR*	371,467	6,441,238
Yunji ADR*	121,149	411,907
		136,820,682
Financials — 0.3%
FinVolution Group ADR	184,049	279,754
LexinFintech Holdings ADR* (A)	129,401	1,054,618
Qudian ADR* (A)	152,795	229,193
Yiren Digital ADR*	65,533	250,336
		1,813,901
Industrials — 0.6%
51job ADR*	50,532	3,258,809

Information Technology — 0.2%
21Vianet Group ADR*	86,316	1,260,213
Total China		221,521,408

Germany — 2.5%
Consumer Discretionary — 2.5%
Delivery Hero*	127,287	12,201,995
Jumia Technologies ADR* (A)	75,543	339,188
Rocket Internet*	82,651	1,646,585
Total Germany		14,187,768

Hong Kong — 18.7%
Communication Services — 8.4%
Alibaba Pictures Group*	15,290,000	1,854,290
China Literature* (A)	274,200	1,551,241
NetDragon Websoft	182,500	453,012
Tencent Holdings	816,492	43,231,624
		47,090,167
Consumer Discretionary — 7.6%
HengTen Networks Group* (A)	41,720,000	812,762
Koolearn Technology Holding* (A)	265,000	1,071,830
Meituan Dianping, Cl B*	2,101,300	39,770,444
Tongcheng-Elong Holdings* (A)	672,400	1,205,826
		42,860,862
Financials — 0.4%
Yixin Group* (A)	3,107,500	661,511
ZhongAn Online P&C Insurance, Cl H* (A)	484,200	1,708,537
		2,370,048
Health Care — 1.0%
Ping An Healthcare and Technology*	436,900	5,755,063

Information Technology — 1.3%
Kingdee International Software Group	3,141,000	5,511,237
Meitu*	2,589,000	480,991

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2020 (Unaudited) (concluded)

Description	Shares	Fair Value

Weimob* (A)	1,109,000	$1,090,257
		7,082,485
Total Hong Kong		105,158,625

India — 0.6%
Communication Services — 0.5%
Info Edge India	71,248	2,528,761
Just Dial*	50,805	263,746
		2,792,507
Consumer Discretionary — 0.1%
MakeMyTrip*	54,429	843,105
Total India		3,635,612

Netherlands — 4.5%
Consumer Discretionary — 4.5%
Prosus*	302,102	25,068,753
Total Netherlands		25,068,753

Russia — 3.5%
Communication Services — 3.2%
Mail.Ru Group GDR*	232,352	4,149,807
Yandex, Cl A*	342,910	13,795,269
		17,945,076
Industrials — 0.1%
HeadHunter Group ADR(A)	38,144	712,148

Information Technology — 0.2%
QIWI ADR	56,934	793,945
Total Russia		19,451,169

South Africa — 6.8%
Communication Services — 0.4%
MultiChoice Group	475,560	2,333,628

Consumer Discretionary — 6.4%
Naspers, Cl N	226,066	35,754,705
Total South Africa		38,088,333

South Korea — 8.9%
Communication Services — 8.6%
AfreecaTV	8,334	396,360
Com2uSCorp	9,535	816,109
Kakao	53,507	11,384,468
NAVER	134,095	24,470,483
NCSoft	16,278	10,383,641
NHN*	11,935	841,314
		48,292,375
Consumer Discretionary — 0.2%
CJ ENM	11,042	1,078,834

Information Technology — 0.1%
Cafe24*	6,495	297,361
Total South Korea		49,668,570

Taiwan — 0.1%
Consumer Discretionary — 0.1%
PChome Online	127,000	490,658
Total Taiwan		490,658

Thailand — 2.5%
Communication Services — 2.5%
Sea ADR* (A)	178,774	14,266,165
Total Thailand		14,266,165

Total Common Stock
(Cost $463,088,455)		552,985,804

SHORT-TERM INVESTMENT — 6.5%

United States — 6.5%
Invesco Government & Agency Portfolio, Cl Institutional, 0.120%, (B) (C)	36,294,235	36,294,235

Total Short-Term Investment
(Cost $36,294,235)		36,294,235

Total Investments in Securities- 105.0%
(Cost $499,382,690)		$589,280,039

Percentages are based on net assets of $561,046,494.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 was $35,194,830.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2020 was $36,294,235.
(C)	The rate shown is the 7-day effective yield as of May 31, 2020.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of May 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1200